LEASES	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
LEASES
NOTE 9 – LEASES

A.	Right-of-use assets

	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2021	2022
	in USD thousands				in USD thousands				in USD thousands
Composition in 2022
Property	1,552	545	-	2,097	405	177	-	582	1,147	1,515
Motor vehicles	579	177	420	336	395	88	404	79	184	257
	2,131	722	420	2,433	800	265	404	661	1,331	1,772

B.	Lease liabilities

	Balance at	Additions	Deletions	Interest expense	Exchange differences	Payments	Balance at
	beginning	during	during	during	during	during	end of
	of year	year	year	year	year	year	year
	in USD thousands
Composition in 2022
Property	1,708	545	-	223	(202)	(354)	1,920
Motor vehicles	186	177	16	25	(22)	(114)	236
	1,894	722	16	248	(224)	(468)	2,156

C.	Additional disclosures

1)	The Company leases two premises – its corporate headquarters and development facilities in Modi’in, Israel, and its US commercial headquarters in Waltham, Massachusetts.

a.
The Company leases its premises in Israel under a lease agreement entered into in August 2014. Payments under the lease commenced in June 2015, and the initial term of the lease expired in June 2020. The Company exercised its option to extend the lease through June 30, 2025, and has the option to extend the lease for two additional lease periods totaling up to five additional years, each option at a 5% increase to the preceding lease payment amount. The monthly lease payment is approximately $26,000. In addition, the Company pays building maintenance charges of approximately $9,000 per month.

	b.	The Company leases its premises in Boston under a lease agreement entered into and commenced in October 2022. The term of the lease will expire in December 2024. The monthly lease fee is approximately $24,000.

2)
The Company has entered into lease agreements in connection with a number of vehicles. The lease periods are generally for three years. The annual lease fees, linked to the CPI, are approximately $122,000. To secure the terms of the lease agreements, the Company has prepaid two months of lease payments to the leasing companies.

3)	As of December 31, 2022, minimum future rental payments (taking into consideration the aforementioned extension periods) under the leases are as follows:

Year	Property	Motor vehicles	Total
	in USD thousands
2023	569	122	691
2024	584	89	673
2025	301	31	332
2026	301	-	301
2027-2030	1,105	-	1,105
	2,860	242	3,102

Extension and termination options are included in most of the property leases. These are used to maximize operational flexibility in terms of managing the assets used in the Company’s operations. The substantial majority of extension and termination options are exercisable solely by the Company and not by the lessors.